CRUDE OIL AND NATURAL GAS PROPERTIES - Aggregate Capitalized Costs (Details)-Q - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
CRUDE OIL AND NATURAL GAS PROPERTIES
Proved	$ 5,039,034	$ 724,058	$ 718,861
Wells in progress	608,650	40,505	23,352
Unproved	428,220	715,594
Less: Accumulated depletion and depreciation	(724,058)	(724,058)	(714,160)
Crude oil and natural gas properties, net	$ 5,351,846	$ 756,099	$ 28,053